Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund

A Portfolio of Federated Institutional Trust

(formerly, Federated Government Ultrashort Fund)

SEMI-ANNUAL REPORT

January 31, 2003

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Volatility Rating

The fund has received a "volatility rating" of S1+ from Standard & Poor's Ratings Services (S&P), which is current as of February 11, 2003. The purpose of a volatility rating is to designate the sensitivity of a fund's share price and returns to changes in market conditions. S&P assigns the S1+ rating to bond funds that possess "low sensitivity" to changing market conditions. In S&P's system (S1 to S6), this rating indicates lowest relative volatility.

WHAT THE RATING MEANS

According to S&P, the overall volatility of S1+ rated funds should be less than or equal to that of a portfolio comprised of U.S. government securities maturing within one to three years. Within this category, certain funds are designated with a plus sign (+). This indicates the fund's extremely low sensitivity to changing market conditions. These funds possess an aggregate level of volatility that is less than or equal to that of a portfolio comprised of the highest quality fixed-income instruments with an average maturity of one year or less. S&P uses government securities as the basis for comparison because they signify the most liquid, highest quality securities. Volatility ratings can be useful for comparative purposes, to help assess whether one bond fund presents greater overall sensitivity to changing market conditions than another. In addition, because the market generally compensates investors for increased risks, funds with ratings indicating low sensitivity to market changes should be expected to have lower total returns (over extended periods) than funds with ratings indicating greater sensitivity to market changes. Conversely, while returns of funds with ratings indicating higher volatility may tend to be higher over extended periods, they may also be more uncertain.

HOW THE RATING WAS DETERMINED

There is no standard method for determining volatility ratings. S&P's analysis focuses on measuring objective, quantifiable portfolio risk factors. These factors include the credit quality of the bonds held by the fund, the market price volatility of the fund's portfolio, and the historical volatility of the fund's total return performance. In addition, S&P evaluates the fund with regard to specific technical factors, such as interest-rate risk, yield curve risk, credit risk, and liquidity risk. More detailed information about S&P's rating methodology and the factors it considers is posted on S&P's website at www.standardandpoors.com/ratings criteria/funds.

ADDITIONAL IMPORTANT FACTORS TO CONSIDER

The fund's portfolio may have changed since the rating was issued, and there is no guarantee that the fund will continue to have the same rating, or perform in the future as rated. S&P charges fees to issue these ratings, which are paid by the fund, and not all bond funds have volatility ratings. The fact that a fund has a rating is not an indication that it is more or less risky or volatile than a fund that does not.

This material is to be used only when preceded or accompanied by a current fund prospectus. Call your representative.

Portfolio of Investments

January 31, 2003 (unaudited)

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--73.3%
		Federal Home Loan Bank--2.9%
$2,500,000		2.105%, 8/11/2003	$2,511,750
2,000,000		2.375%, 2/4/2003	2,000,680
18,000,000		2.500%, 11/14/2003	18,170,640
2,000,000		2.540%, 4/4/2003	2,004,960
2,500,000		2.550%, 6/20/2003	2,513,075
2,000,000		2.800%, 4/11/2003	2,006,420
5,000,000		2.990%, 4/25/2003	5,021,200
3,000,000		3.125%, 11/14/2003	3,042,930

		TOTAL	37,271,655

		Federal Home Loan Bank, Discount Notes--0.8%[1]
10,000,000		1.300%, 5/28/2003	9,964,900

		Federal Home Loan Bank, Floating Rate Notes--5.6%[2]
2,000,000		1.200%, 4/21/2003	2,000,700
20,000,000		1.220%, 2/21/2003	20,006,400
36,300,000		1.240%, 3/17/2003	36,313,794
5,000,000		1.240%, 3/19/2003	5,001,900
10,000,000		1.250%, 2/2/2003	10,003,800

		TOTAL	73,326,594

		Federal Home Loan Mortgage Corp.--1.7%
2,000,000		2.920%, 11/14/2003	2,024,220
6,000,000		4.750%, 3/15/2003	6,026,280
14,000,000		7.375%, 5/15/2003	14,245,700

		TOTAL	22,296,200

		Federal Home Loan Mortgage Corp., ARM--1.8%
5,789,345		4.436%, 9/1/2028	5,981,089
2,880,726		4.595%, 2/1/2029	2,961,733
5,107,946		4.696%, 7/1/2027	5,274,005
9,353,154		4.747%, 9/1/2025	9,688,184

		TOTAL	23,905,011

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal Home Loan Mortgage Corp., Discount Notes--4.1%[1]
$54,000,000		1.260% - 1.950%, 2/27/2003 - 7/17/2003	$53,861,220

		Federal Home Loan Mortgage Corp. REMIC--16.7%
2,349,609		Series 2158-F, 1.720%, 11/15/2026	2,349,867
1,733,138		Series 2288-F, 1.720%, 6/15/2029	1,735,079
14,356,422		Series 2543-EF, 1.720%, 12/15/2032	14,387,145
6,415,386		Series 2333-FJ, 1.770%, 6/15/2026	6,421,930
25,102,782		Series 2145-F, 1.770%, 4/15/2029	25,093,745
24,917,223		Series 2534-MF, 1.770%, 9/15/2030	24,961,949
5,975,545		Series 2525-FA, 1.770%, 12/15/2031	5,914,664
29,625,849		Series 2516-GF, 1.820%, 7/15/2030	29,750,757
5,713,806		Series 2395-FT, 1.820%, 12/15/2031	5,728,662
4,474,176		Series 2396-FM, 1.820%, 12/15/2031	4,484,690
1,268,627		Series 2299-FB, 1.870%, 12/15/2028	1,269,940
17,720,184		Series 2359-FA, 1.870%, 2/15/2029	17,772,370
16,596,635		Series 2451-FB, 1.920%, 3/15/2032	16,657,545
1,541,495		Series 2452-FG, 1.920%, 3/15/2032	1,546,582
3,140,708		Series 2191-MF, 1.966%, 12/17/2027	3,169,434
9,880,552		Series 2417-FX, 1.970%, 5/15/2029	9,877,984
10,634,153		Series 2396-FL, 1.970%, 12/15/2031	10,677,328
925,561		Series 1611-QC, 2.075%, 11/15/2023	929,013
3,000,000		Series 1640-FA, 2.175%, 12/15/2008	3,020,160
18,657,927		Series 2122-QD, 6.000%, 1/15/2010	18,895,070
361,919		Series 1542-H, 6.500%, 10/15/2020	363,595
43,426		Series 2060-A, 6.500%, 2/15/2024	43,427
115,962		Series 2074-A, 6.500%, 7/15/2024	115,962
11,914,563		Series 1465-G, 7.000%, 12/15/2007	12,378,277

		TOTAL	217,545,175

		Federal National Mortgage Association--3.2%
1,000,000		3.125%, 11/15/2003	1,014,360
2,000,000	[3]	5.000%, 2/14/2003	2,002,900
25,000,000	[3]	5.750%, 4/15/2003	25,231,250
12,363,084		7.500%, 1/1/2032 - 9/1/2032	13,166,684

		TOTAL	41,415,194

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Federal National Mortgage Association, ARM--3.9%
$8,476,232		2.584%, 9/1/2027	$8,714,583
12,113,159		2.624%, 6/1/2027	12,272,084
4,272,296		2.701%, 6/1/2032	4,328,349
21,462,937		3.022%, 6/1/2027	22,026,554
3,678,008		4.384%, 5/1/2028	3,804,458

		TOTAL	51,146,028

		Federal National Mortgage Association, Discount Notes--7.9%[1]
103,500,000		1.270% - 2.425%, 2/5/2003 - 7/2/2003	103,177,260

		Federal National Mortgage Association, Floating Rate Notes--3.8%[2]
5,000,000		1.211%, 2/19/2003	5,000,800
30,000,000		1.236%, 2/9/2003	30,008,400
10,000,000		1.240%, 3/22/2003	10,003,800
5,000,000		1.298%, 2/3/2003	5,000,345

		TOTAL	50,013,345

		Federal National Mortgage Association REMIC--14.1%
3,387,598		Series 2001-20-FE, 1.566%, 4/17/2031	3,385,633
15,887,631		Series 2002-58-LF, 1.753%, 1/25/2029	15,969,837
19,047,254		Series 2002-50-FH, 1.753%, 12/25/2029	19,098,988
6,917,522		Series 1998-22-FA, 1.761%, 4/18/2028	6,921,880
10,021,360		Series 2001-46-F, 1.761%, 9/18/2031	10,030,179
12,943,108		Series 2002-53-FP, 1.803%, 8/25/2030	12,964,205
17,530,122		Series 2002-82-FK, 1.803%, 10/25/2031	17,521,970
10,714,184		Series 2002-74-FV, 1.803%, 11/25/2032	10,720,934
3,916,850		Series 2001-34-FL, 1.853%, 8/25/2031	3,928,660
52,397,152		Series 2002-52-FG, 1.853%, 9/25/2032	52,553,820
5,735,082		Series 2001-68-FD, 1.853%, 12/25/2031	5,752,631
1,388,903		Series 2002-39-FB, 1.911%, 3/18/2032	1,394,014
1,820,762		Series 2000-9-FQ, 1.925%, 11/25/2023	1,822,926
14,880,088		Series 2001-71-FS, 1.953%, 11/25/2031	14,956,348
1,568,829		Series 1993-220-FA, 1.975%, 11/25/2013	1,577,849
1,811,548		Series 1999-26-LA, 6.250%, 7/25/2016	1,859,083
907,889		Series 1999-48-PA, 6.500%, 8/25/2012	909,959
1,868,594		Series 1993-121-PK, 6.500%, 10/25/2021	1,894,568

		TOTAL	183,263,484

Principal Amount			Value
		U.S. GOVERNMENT OBLIGATIONS--continued
		Government National Mortgage Association--0.9%
$11,118,809		7.500%, 7/15/2032 - 9/15/2032	$11,886,674

		Government National Mortgage Association, REMIC--4.4%[2]
10,992,300		Series 2002-30-FW, 1.710%, 8/20/2027	11,027,038
2,471,262		Series 2002-13-FC, 1.719%, 9/16/2028	2,470,595
17,808,102		Series 2002-51-FA, 1.760%, 5/20/2032	17,819,856
18,781,327		Series 2002-92-EF, 1.760%, 2/20/2029	18,832,913
5,023,348		Series 2001-21-FB, 1.769%, 1/16/2027	5,026,613
1,763,471		Series 1999-43-FA, 1.819%, 11/16/2029	1,762,271
914,817		Series 2000-12-FQ, 2.019%, 6/16/2029	918,073

		TOTAL	57,857,359

		Student Loan Marketing Association, Floating Rate Note--1.5%[2]
20,000,000		1.190%, 4/25/2003	20,006,400

		TOTAL U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $956,020,526)	956,936,499

		REPURCHASE AGREEMENTS--26.6%
60,000,000		Interest in $600,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.350% dated 1/31/2003, to be repurchased at $60,006,750 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2030	60,000,000
50,000,000		Interest in $650,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.350% dated 1/31/2003, to be repurchased at $50,005,625 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2030	50,000,000
65,446,000		Interest in $1,199,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.290% dated 1/31/2003, to be repurchased at $65,453,035 on 2/3/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2028	65,446,000
50,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.350% dated 1/31/2003, to be repurchased at $50,005,625 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	50,000,000
25,000,000	[4]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280% dated 1/6/2003, to be repurchased at $25,026,667 on 2/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2033	25,000,000
10,000,000	[4]	Interest in $475,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.280% dated 1/10/2003, to be repurchased at $10,036,978 on 4/24/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2024	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$25,000,000		Interest in $605,000,000 joint repurchase agreement with Salomon Smith Barney Inc., 1.350% dated 1/31/2003, to be repurchased at $25,002,813 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2032	$25,000,000
10,000,000	[4]	Interest in $750,000,000 joint repurchase agreement with UBS Warburg LLC, 1.290% dated 11/8/2002, to be repurchased at $10,032,250 on 2/6/2003, collateralized by U.S. Government Agency Obligations with various maturities to 3/25/2032	10,000,000
12,000,000	[4]	Interest in $300,000,000 joint repurchase agreement with UBS Warburg LLC, 1.300% dated 11/22/2002, to be repurchased at $12,044,633 on 3/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 12/15/2032	12,000,000
40,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.350% dated 1/31/2003, to be repurchased at $40,004,500 on 2/3/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/16/2033	40,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	347,446,000

		TOTAL INVESTMENTS (IDENTIFIED COST $1,303,466,526)[6]	$1,304,382,499

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 The cost of investments for federal tax purposes amounts to $1,303,466,526.

Note: The categories of investments are shown as a percentage of net assets ($1,305,083,394) at January 31, 2003.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003 (unaudited)

Assets:
Investments in repurchase agreements	$347,446,000
Investments in securities	956,936,499

Total investments in securities, at value (identified cost $1,303,466,526)		$1,304,382,499
Cash		751
Short-term investments held as collateral for securities lending		28,277,500
Income receivable		2,760,014
Receivable for shares sold		360,350

TOTAL ASSETS		1,335,781,114

Liabilities:
Payable for shares redeemed	1,018,350
Income distribution payable	1,380,220
Payable on collateral due to broker	28,277,500
Accrued expenses	21,650

TOTAL LIABILITIES		30,697,720

Net assets for 656,196,501 shares outstanding		$1,305,083,394

Net Assets Consist of:
Paid in capital		$1,306,938,252
Net unrealized appreciation of investments		915,973
Accumulated net realized loss on investments		(2,420,920)
Distributions in excess of net investment income		(349,911)

TOTAL NET ASSETS		$1,305,083,394

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$791,083,059 ÷ 397,859,244 shares outstanding		$1.99

Institutional Service Shares:
$514,000,335 ÷ 258,337,257 shares outstanding		$1.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2003 (unaudited)

Investment Income:
Interest			$12,578,921

Expenses:
Investment adviser fee		$2,585,604
Administrative personnel and services fee		486,094
Custodian fees		35,552
Transfer and dividend disbursing agent fees and expenses		50,906
Directors'/Trustees' fees		9,050
Auditing fees		8,366
Legal fees		3,232
Portfolio accounting fees		88,557
Shareholder services fee--Institutional Service Shares		508,600
Share registration costs		29,088
Printing and postage		12,928
Insurance premiums		646
Miscellaneous		9,697

TOTAL EXPENSES		3,828,320

Waivers:
Waiver of investment adviser fee	$(1,652,848)
Waiver of transfer and dividend disbursing agent fees and expenses	(19,233)
Waiver of shareholder services fee--Institutional Service Shares	(305,160)

TOTAL WAIVERS		(1,977,241)

Net expenses			1,851,079

Net investment income			10,727,842

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(659,689)
Net change in unrealized appreciation of investments			(355,558)

Net realized and unrealized loss on investments			(1,015,247)

Change in net assets resulting from operations			$9,712,595

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2003	Year Ended 7/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,727,842	$14,002,579
Net realized gain (loss) on investments	(659,689)	79,587
Net change in unrealized appreciation/depreciation of investments	(355,558)	445,170

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,712,595	14,527,336

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,795,821)	(10,619,440)
Institutional Service Shares	(3,311,243)	(3,321,565)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,107,064)	(13,941,005)

Share Transactions:
Proceeds from sale of shares	1,677,480,636	1,650,518,066
Net asset value of shares issued to shareholders in payment of distributions declared	4,026,489	6,711,470
Cost of shares redeemed	(1,426,248,921)	(811,243,681)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	255,258,204	845,985,855

Change in net assets	253,863,735	846,572,186

Net Assets:
Beginning of period	1,051,219,659	204,647,473

End of period (including distributions in excess of net investment income $(349,911) and undistributed net investment income of $29,311, respectively)	$1,305,083,394	$1,051,219,659

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.99	$2.00	$2.00
Income From Investment Operations:
Net investment income	0.02	0.05	0.12	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.00)[1]	0.01	(0.01)	(0.01)	(0.00)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.13	0.11	0.09	0.11

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.12)	(0.12)	(0.10)	(0.11)
Distributions from net realized gain on investments	--	--	--	--	(0.00)[1]	(0.00)[1]

TOTAL DISTRIBUTIONS	(0.02)	(0.05)	(0.12)	(0.12)	(0.10)	(0.11)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98	$1.99	$2.00

Total Return[2]	0.89%	2.69%	6.57%	5.58%	4.87%	5.86%

Ratios to Average Net Assets:

Expenses	0.25%[3]	0.25%	0.25%	0.25%	0.25%	0.15%

Net investment income	1.70%[3]	2.53%	5.88%	5.93%	5.20%	5.62%

Expense waiver/reimbursement[4]	0.26%[3]	0.29%	0.35%	0.34%	0.36%	0.63%

Supplemental Data:

Net assets, end of period (000 omitted)	$791,083	$755,418	$157,938	$122,038	$186,362	$117,932

Portfolio turnover	32%	73%	101%	132%	278%	145%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$1.99	$1.99	$1.98	$1.98
Income From Investment Operations:
Net investment income	0.02	0.05	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.00)[2]	(0.00)[2]	0.01	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.05	0.12	0.10

Less Distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.11)	(0.10)

Net Asset Value, End of Period	$1.99	$1.99	$1.99	$1.98

Total Return[3]	0.84%	2.59%	6.46%	5.07%

Ratios to Average Net Assets:

Expenses	0.35%[4]	0.35%	0.35%	0.35%[4]

Net investment income	1.58%[4]	2.40%	5.45%	6.06%[4]

Expense waiver/reimbursement[5]	0.41%[4]	0.44%	0.50%	0.51%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$514,000	$295,802	$46,710	$12,256

Portfolio turnover	32%	73%	101%	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003 (unaudited)

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Duration Fund (the "Fund"). The investment objective of the Fund is current income. For the period covered by this report, the Fund's name was Federated Government Ultrashort Fund. The Fund changed its name from Federated Government Ultrashort Fund to Federated Government Ultrashort Duration Fund on March 3, 2003.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of January 31, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,234,150	$28,277,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 1/31/2003		Year Ended 7/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	635,709,828	$1,265,062,558	621,704,733	$1,237,192,419
Shares issued to shareholders in payment of distributions declared	1,641,464	3,266,513	2,739,518	5,451,642
Shares redeemed	(618,919,120)	(1,231,649,050)	(324,364,633)	(645,485,619)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,432,172	$36,680,021	300,079,618	$597,158,442

	Six Months Ended 1/31/2003		Year Ended 7/31/2002
Institutional Service Shares	Shares	Amount	Shares	Amount
Shares sold	207,245,265	$412,418,078	207,701,330	$413,325,647
Shares issued to shareholders in payment of distributions declared	381,897	759,976	633,080	1,259,828
Shares redeemed	(97,788,880)	(194,599,871)	(83,295,508)	(165,758,062)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	109,838,282	$218,578,183	125,038,902	$248,827,413

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	128,270,454	$255,258,204	425,118,520	$845,985,855

FEDERAL TAX INFORMATION

At January 31, 2003, the cost of investments for federal tax purposes amounts to $1,303,466,526. The net unrealized appreciation of investments for federal tax purposes was $915,973. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,707,796 and net unrealized depreciation from investments for those securities having an excess of cost over value of $791,823.

At July 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $1,761,231, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,347,337

2009	$ 413,894

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. For the six months ended January 31, 2003, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2003, the Fund's Institutional Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the six months ended January 31, 2003, were as follows:

Purchases	$454,183,600

Sales	$274,130,414

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholde rs in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Government Ultrashort Duration Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B102
Cusip 31420B201

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G02287-05 (3/03)